Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Balanced Fund
Class Name	Investor Class
Trading Symbol	VILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$90	0.90%
[1]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund underperformed its benchmark, the Lipper Balanced Funds Index. We believe the primary driver of this underperformance was the lack of megacap technology stocks in the Fund relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
The biggest single factor impacting performance has been U.S. trade policy. As policies have been announced and enacted, the equity market has been volatile as investors attempt to predict their impact on the overall market as well as individual companies. Domestic-focused companies have been largely insulated from these market gyrations.
POSITIONING
We increased the Fund’s exposure to fixed income due to the improved attractiveness of bonds, as the Federal Reserve kept rates higher to combat inflation.

Top Contributors
↑	Ligand Pharmaceuticals Inc.
↑	JPMorgan Chase & Co.
↑	IDEXX Laboratories, Inc.
↑	Uber Technologies, Inc.

Top Detractors
↓	Atlas Energy Solutions Inc.
↓	Lineage, Inc.
↓	Teleflex Incorporated
↓	ON Semiconductor Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-0.09	3.31	3.75
Lipper Balanced Funds Index	9.09	7.65	7.87
S&P 500 TR	15.88	14.74	14.60
Bloomberg Intermediate Government/Credit Index	4.70	0.73	2.12
S&P 500/Bloomberg Cap Int Govt/Cr Bd	12.02	9.89	10.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://villere.com/mutual-funds/ for more recent performance information. Visit https://villere.com/mutual-funds/ for more recent performance information.
Net Assets	$ 102,319,552
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 672,841
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$102,319,552
Number of Holdings	65
Net Advisory Fee	$672,841
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.6%
Pool Corp.	4.3%
Visa, Inc.	3.9%
Amazon.com, Inc.	3.9%
JPMorgan Chase & Co.	3.7%
Ligand Pharmaceuticals, Inc.	3.5%
Roper Technologies, Inc.	3.2%
Freeport-McMoRan, Inc.	3.0%
Toyota Motor Corp.	2.8%
Stryker Corp.	2.7%

Security Type	(% of Net Assets)
Common Stocks	68.6%
Corporate Bonds	27.1%
Investments Purchased with Proceeds from Securities Lending	9.6%
Convertible Preferred Stocks	1.8%
Real Estate Investment Trusts - Common	1.4%
Money Market Funds	0.8%
Cash & Other	-9.3%

Updated Prospectus Web Address	https://villere.com/mutual-funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Equity Fund
Class Name	Investor Class
Trading Symbol	VLEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$114	1.16%
[2]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund underperformed its benchmark, the Lipper Mid-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The biggest single factor impacting performance has been U.S. trade policy. As policies have been announced and enacted, the equity market has been volatile as investors attempt to predict their impact on the overall market as well as individual companies. Domestic-focused companies have been largely insulated from these market gyrations.

Top Contributors
↑	Ligand Pharmaceuticals Inc.
↑	IDEXX Laboratories, Inc.
↑	Uber Technologies, Inc.
↑	Palomar Holdings, Inc.

Top Detractors
↓	Atlas Energy Solutions Inc.
↓	Teleflex Incorporated
↓	Lineage, Inc.
↓	On Semiconductor Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-3.27	1.76	2.81
S&P 500 TR	15.88	14.74	14.60
Lipper Mid Cap Growth Funds Index	9.00	4.90	9.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://villere.com/mutual-funds/ for more recent performance information. Visit https://villere.com/mutual-funds/ for more recent performance information.
Net Assets	$ 36,944,902
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 213,776
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,944,902
Number of Holdings	39
Net Advisory Fee	$213,776
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Invesco Government & Agency Portfolio	14.0%
Mount Vernon Liquid Assets Portfolio, LLC	12.2%
Ligand Pharmaceuticals, Inc.	5.1%
Amazon.com, Inc.	4.9%
Visa, Inc.	4.5%
Pool Corp.	4.1%
Stryker Corp.	3.9%
Roper Technologies, Inc.	3.9%
Freeport-McMoRan, Inc.	3.7%
On Holding AG	3.7%

Security Type	(% of Net Assets)
Common Stocks	81.9%
Money Market Funds	14.0%
Investments Purchased with Proceeds from Securities Lending	12.2%
Real Estate Investment Trusts - Common	2.9%
Convertible Preferred Stocks	1.2%
Cash & Other	-12.2%

Updated Prospectus Web Address	https://villere.com/mutual-funds/

[1]
*	Annualized

[2]
*	Annualized